Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents per Statement of Cash Flows

		December 31, 2020	December 31, 2019
	Note	€m	€m
Cash and cash equivalents		393.1	826.0
Restricted cash		0.1	0.1
Cash and cash equivalents		393.2	826.1
Bank overdraft	22	(10.7)	(1.3)
Cash and cash equivalents per Statement of Cash Flows		382.5	824.8